INCOME TAX (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Current:
Federal	$ 98,372	$ 0
State	3,290	1,600
Foreign	0	0
Total Current provision (benefit)	101,662	1,600
Deferred:
Federal	(455,107)	0
State	(102,479)	0
Foreign	(158,988)	0
Total Deferred provision (benefit)		0
Total provision (benefit)	$ (614,912)	$ 1,600